Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2019
Employee Benefit Liabilities [Abstract]
EMPLOYEE BENEFIT LIABILITIES

NOTE 11:- EMPLOYEE BENEFIT LIABILITIES

a.	Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 to the Severance Pay Law, as specified below. The Company's liability is accounted for as a post-employment benefit. The computation of the Company's employee benefit liability is made according to the current employment contract based on the employee's salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plan or as defined contribution plan, as detailed below.

b.	Defined contribution plans:

Section 14 to the Severance Pay Law, 1963 applies to part of the compensation payments, pursuant to which the fixed contributions paid by the Company into pension funds and/or policies of insurance companies release the Company from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Expenses - defined contribution plan	196	242	332	96